COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Leases:

Estimated future minimum lease payments, utilizing current exchange rates at December 31, 2016, over the estimated lease terms are summarized below:

Years Ending December 31,
2017	$17,838
2018	16,413
2019	15,620
2020	14,977
2021	14,428
Thereafter	70,891

Total	$150,167

Aggregate rental expense for all operating leases was $19.6 million, $16.2 million and $15.4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Commitments:

New Zealand:

Handsets

In October 2016, 2degrees signed a purchase agreement, effective as of August 1, 2016, with a handset manufacturer that requires 2degrees to purchase a minimum number of handsets per quarter for three years (beginning with the third quarter of 2016) for an estimated total obligation of $341.0 million NZD ($235.9 million based on the exchange rate at December 31, 2016). As part of the purchase agreement, 2degrees has committed to allocate $1.3 million NZD ($0.9 million based on the exchange rate at December 31, 2016) of its advertising budget per contract year to related marketing. As of December 31, 2016 the approximate obligation outstanding for handset purchases under this new purchase agreement, based on the exchange rate at that date, is set forth in the table below. We have not reduced the commitment amounts in the table below for potential rebates.

Year ending December 31,
2017	$56,717
2018	80,786
2019	48,350

Total	$185,853

Spectrum Licenses

On November 28, 2011, 2degrees accepted an offer from the New Zealand Ministry of Economic Development to renew its 800/900 MHz spectrum licenses effective November 25, 2022 through November 28, 2031. The price will be calculated at the time of invoice based on adjustments for the Consumer Price Index and other variables, but will not exceed $9.2 million, based on the exchange rate at December 31, 2016. Payment will be due in 2022.

Huawei

As of December 31, 2016, 2degrees had an outstanding commitment with Huawei for technical support and spare parts maintenance, software upgrades, products, and professional services through the year 2019 in the amount of $19.3 million.

The aggregate amounts of the aforementioned obligations to Huawei outstanding as of December 31, 2016, based on the exchange rate at that date, are as follows:

Years ending December 31,
2017	$5,517
2018	6,910
2019	6,910

Total	$19,337

2degrees also has submitted purchase orders to Huawei in the amount of $1.9 million, based on the exchange rate at December 31, 2016, for other equipment and services, which the Company expects to be fulfilled through 2017.

Tech Mahindra

2degrees has purchase commitments with Tech Mahindra for ongoing information technology projects related to the development of a new business support system. As of December 31, 2016, 2degrees’ remaining purchase commitment totaled $5.8 million through 2017.

Other

As of December 31, 2016, 2degrees has remaining purchase commitments of $9.4 million with various vendors to acquire hardware and software related to ongoing network and Information Technology (“IT”) projects, as well as for IT support services, IT development, broadband inventory, inventory distribution services, and operational reporting tools through the year 2019 which are not significant individually.

Bolivia:

In December 2016, NuevaTel signed an agreement with Telefónica Celular de Bolivia S.A. (“Telecel”) pursuant to which Telecel has agreed to provide NuevaTel an Indefeasible Right to Use of its existing and future capacity to transport national telecommunications data. This purchase commitment expires in 2031. As of December 31, 2016, the minimum purchase commitment with Telecel was as follows:

Years ending December 31,
2017	$6,749
2018	7,370
2019	1,577
2020	1,577
2021	1,577
Thereafter	15,770

Total	$34,620

In December 2011, NuevaTel signed an agreement with America Móvil Peru S.A.C. (“Claro”) pursuant to which Claro has agreed to provide NuevaTel international data telecommunications service through its existing and future capacity in Peruvian territory on the border with Bolivia. This purchase commitment expires in 2033. As of December 31, 2016, the minimum purchase commitment with Claro was as follows:

Years ending December 31,
2017	$603
2018	914
2019	914
2020	914
2021	914
Thereafter	10,049

Total	$14,308

NuevaTel also has a purchase commitment with Nokia Siemens Networks Oy (“Nokia”) for telecommunications equipment related to network expansion as well as a support service agreement. As of December 31, 2016, NuevaTel’s remaining purchase commitment with Nokia totaled $5.6 million through 2017.

In addition to the above, NuevaTel has remaining purchase commitments of $17.2 million with various vendors to acquire telecommunications equipment, support services, inventory and advertising through the year 2018 which are not significant individually.

Contingencies:

General:

Trilogy’s international subsidiaries are subject to the laws and regulations governing telecommunications services in effect in each of the countries in which they operate. These laws and regulations can have a significant influence on Trilogy’s results of operations and are subject to change by the responsible governmental agencies. The financial statements reflect certain assumptions based on laws, regulations and customary practices currently in effect in each of the various countries. Trilogy cannot predict what future laws and regulations might be passed or other event might occur that could have a material effect on its investments or results of operations. Further, certain of the countries in which Trilogy has investments have experienced, or may experience, political and social instability. Trilogy assesses the impact of significant changes in laws, regulations and political stability on a regular basis and updates the assumptions and estimates used to prepare its financial statements when deemed necessary.

In addition to issues specifically discussed elsewhere, the Company is a party to various lawsuits, regulatory proceedings and other matters arising in the ordinary course of business. Management believes that although the outcomes of these proceedings are uncertain, any liability ultimately arising from these actions should not have a material adverse impact on the Company’s financial condition, results of operations, or cash flows. The Company has accrued for any material contingencies where the Company’s management believes the loss is probable and estimable.

Bolivian Regulatory Matters:

Under Bolivia’s telecommunications law, enacted on August 8, 2011, carriers must negotiate new licenses (to replace their existing concessions) with the government. Although the law specifies, in compliance with the Bolivian constitution, that carriers’ vested rights under their existing concessions will be preserved, the Bolivian government may attempt to use its powers under the new telecommunications law to impose burdensome obligations on NuevaTel or seek to expand its ability to impose fines or revoke NuevaTel’s license. The Bolivian regulatory authority, the Autoridad de Regulación y Fiscalización de Telecomunicaciones y Transportes (“ATT”) issued a proposed replacement contract template to NuevaTel in March 2016. NuevaTel has submitted comments on the draft to the ATT in 2016. The ATT also recently renewed licenses held by NuevaTel’s competitors and NuevaTel has been advised that these licenses contain provisions based on the ATT template that was sent to NuevaTel. However, the Company will not know precisely how the renewal process will affect NuevaTel until NuevaTel’s license approaches its scheduled expiration in November 2019.

NuevaTel’s network experienced several outages or service degradation events, notably in January 2015, August 2015 (two separate events), October 2015, May 2016, June 2016, October 2016 (two separate events) and January 2017 (four separate events). NuevaTel has voluntarily compensated the customers affected by these outages and service degradations, except in cases where service interruptions were minimal in scope. The ATT is investigating several of these outages to determine if they were unforeseeable or if they could have been avoided by NuevaTel. The Company is currently assessing its exposure to possible regulatory sanctions. With respect to one of the August 2015 outages (in the town of San José de Chiquitos), the ATT has assessed a fine against NuevaTel of $4.5 million. NuevaTel has appealed the ATT’s decision to Ministry of Public Works, Services and Housing (Public Works Ministry), the regulator’s supervising entity, on grounds that the outage resulted from an unforeseeable software malfunction and that, consequently, it should not be subject to a significant fine. NuevaTel intends to contest the imposition of any such fine vigorously, thus no amount has been accrued in our Consolidated Balance Sheets.

In April 2013, the ATT notified NuevaTel that it proposed to assess a fine of $2.2 million against NuevaTel for delays in making repairs to public telephone equipment in several Bolivian cities in 2010. Based on the information available to the Company, as of December 31, 2015, $0.2 million was recorded as the probable loss amount. However, a decision by the Supreme Court of Bolivia, dated July 13, 2016, authorized the ATT to collect any fine confirmed by the Ministry of Public Services, notwithstanding the fact that the fine might still be the subject of an appeal in the Bolivian courts. During the latter part of 2016, the ATT began to collect fines based on this authorization from the Bolivian Supreme Court. Thus, NuevaTel has increased its accrual during the third quarter of 2016 to an accrual of $2.2 million, representing its estimate of the most likely exposure as of December 31, 2016. NuevaTel will continue to appeal the assessment of the $2.2 million fine.

In November 2016, the ATT published a communication indicating that it may eliminate the 60-90 day expiration periods for unused airtime credits. Based on further communications with government officials, the Company now believes that refunds will not be pursued by the ATT. The Company will continue to monitor additional communications from the ATT in this regard and evaluate potential impacts, if any, on the Company.